Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Cash paid during the year for interest, net of amounts capitalized and deferred	$ 13,471	$ 0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	358,299	270,761	$ 117,442	$ 163,830	$ 99,680
Non-cash distributions to affiliates for conveyance of assets	90,645	745
Other non-cash distribution to affiliates	149	0
Non-cash conveyance of assets to non-affiliate	$ 13,169	$ 0